Debt - Maturities for long-term debt and finance lease obligations and debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities for finance leases
2024	$ 14,949
2025	14,949
2026	14,949
2027	14,949
2028	3,052
Maturities for contractual obligations
2024	384,426
2025	357,627
2026	339,272
2027	317,589
2028	$ 347,742
Weighted average interest rate on short-term borrowings (as a percent)	5.72%	4.84%
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 12,096,552	$ 11,940,359
Long-term debt
Maturities for long-term debt
2024	375,075
2025	347,214
2026	327,677
2027	304,677
2028	$ 345,589
Maturities for contractual obligations
Weighted average interest rate on long-term debt	3.89%	3.78%
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 12,096,552	$ 11,940,359
Unamortized Debt Issuance Costs and Debt Discounts	120,560	114,142
Finance Leases
Maturities for finance leases
2024	9,351
2025	10,413
2026	11,595
2027	12,912
2028	2,153
FFB | Long-term debt
Maturities for long-term debt
2024	311,565
2025	284,714
2026	265,177
2027	242,177
2028	283,089
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	6,841,352	7,084,148
Unamortized Debt Issuance Costs and Debt Discounts	51,083	52,690
FMBs | Long-term debt
Maturities for long-term debt
2024	63,510
2025	62,500
2026	62,500
2027	62,500
2028	62,500
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	4,551,010	4,152,021
Unamortized Debt Issuance Costs and Debt Discounts	60,987	52,480
PCRBs | Long-term debt
Maturities for long-term debt
2024	0
2025	0
2026	0
2027	0
2028	0
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	704,190	704,190
Unamortized Debt Issuance Costs and Debt Discounts	$ 8,490	$ 8,972